Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payable consisted of the following at December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Note payable - originating April 2, 2008; no monthly payments required; bearing interest at 8%; matured October 2, 2008 [A]	$118,000	$118,000

Note payable - originating May 30, 2008; no monthly payments required; bearing interest at 8%; matured November 30, 2008 [A]	282,000	282,000

Note payable - originating June 16, 2008; no monthly payments required; bearing interest at 8%; matured December 16, 2008 [A]	250,000	250,000

Notes payable - originating October 2, 2008 through December 1, 2008; no monthly payments required; bearing interest at 8%; matured April 2, 2009 through June 1, 2009 [A]	90,000	90,000

Note payable - originating September 19, 2011; requiring 84 monthly payments of $3,533 commencing November 1, 2011; bearing interest at 5%; maturing October 1, 2018	181,723	214,154

Total	921,723	954,154
Less: Current maturities	774,089	772,431
Amount due after one year	$147,634	$181,723

[A] - note in default as of respective maturity date.

Schedule of Future Maturities of Notes Payable	Future maturities of notes payable are as follows:
Year Ending December 31,
2014	$774,089
2015	35,834
2016	37,668
2017	39,594
2018	34,538
Thereafter	-
$921,723